Income Tax Expense (Details) - Schedule of tax recognised in profit or loss - USD ($)	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Current tax expense
Current period	$ 199,897
Reconciliation of effective tax rate
Loss before income tax	(4,686,382)	(7,361,965)
Tax calculated at domestic tax rates applicable to profits in PRC (2022 and 2021: 25%)	(1,171,596)	(1,840,491)
Effect of tax rates in foreign jurisdiction	365,773	348,688
Tax effect of tax loss not recognized	1,005,720	1,491,803
Income tax expense	$ 199,897